Not FDIC Insured May Lose Value No Bank Guarantee

Statement of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Financial Statements 10

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited), February 28, 2021
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 99.3%
New York 99.2%
Battery Park City Authority , Revenue, Senior Lien , 2019A , 5% , 11/01/49 .......... $ 16,130,000 $ 20,389,127
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,578,825
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 8,371,280
Broome County Local Development Corp. ,
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 1,545,000 1,575,993
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/50 ........................................ 5,500,000 5,559,730
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... 1,000,000 1,140,440
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,120,950
D'Youville College, Revenue, 2020A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,678,825
City of New Rochelle ,
Iona College, Revenue, 2015A, Refunding, 5%, 7/01/40 ..................... 1,250,000 1,370,188
Iona College, Revenue, 2015A, Refunding, 5%, 7/01/45 ..................... 1,425,000 1,551,212
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,583
GO, 2006 G, AMBAC Insured, 5%, 8/01/22 ............................... 10,000 10,036
GO, 2014J, Refunding, 5%, 8/01/32 .................................... 10,000,000 11,415,400
GO, 2015C, Refunding, 5%, 8/01/29 ................................... 20,640,000 23,952,514
GO, 2015C, Refunding, 5%, 8/01/31 ................................... 10,000,000 11,575,600
GO, 2015C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,621,880
GO, 2015C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,460,140
GO, 2015C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,726,950
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 8,294,790
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 7,547,812
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 19,402,722
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 8,955,825
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 14,781,250
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 8,168,748
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 11,813,000
GO, 2019 - D1, 4%, 12/01/43 ......................................... 10,000,000 11,393,000
GO, 2019 - D1, 5%, 12/01/44 ......................................... 10,000,000 11,978,700
GO, 2020 A(A-1), 5%, 8/01/43 ........................................ 5,000,000 6,093,300
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,407,010
GO, 2021B, Refunding, 5%, 11/01/32 ................................... 8,095,000 10,457,849
County of Nassau , GO , 2013C , AGMC Insured , 5% , 4/01/43 ................... 26,665,000 28,796,333
Dutchess County Local Development Corp. ,
Health QuestSystems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 12,262,792
Nuvance Health Obligated Group, Revenue, 2019B, Refunding, 4%, 7/01/44 ..... 1,900,000 2,137,614
Nuvance Health Obligated Group, Revenue, 2019B, Refunding, 4%, 7/01/49 ..... 3,000,000 3,357,270
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,880,600
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 6,277,642
Erie County Industrial Development Agency (The) , Buffalo City School District ,
Revenue , 2013A , Refunding , 5% , 5/01/28 ............................... 8,100,000 8,877,519
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,493,113
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 6,226,185
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 23,413,200
Revenue, 2017 A, Refunding, 4%, 2/15/44 ............................... 13,680,000 15,012,432
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 17,462,250
Revenue, Senior Lien, 2012A, 5.25%, 2/15/47 ............................ 32,885,000 32,999,769
Long Island Power Authority ,
Revenue, 2012A, 5%, 9/01/42 ........................................ 14,700,000 15,660,939
Revenue, 2014A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,615,850

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Long Island Power Authority, (continued)
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... $ 5,000,000 $ 5,953,300
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 11,790,500
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 21,057,480
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 6,165,850
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 22,520,036
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,930,470
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 8,423,981
Revenue, 2012C, 5%, 11/15/31 ....................................... 10,000,000 10,615,700
Revenue, 2012C, 5%, 11/15/41 ....................................... 10,670,000 11,317,562
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,790,700
Revenue, 2013A, 5%, 11/15/38 ....................................... 7,280,000 7,759,534
Revenue, 2014B, 5.25%, 11/15/35 ..................................... 4,000,000 4,431,280
Revenue, 2015A-1, 5%, 11/15/45 ...................................... 10,000,000 11,122,100
Revenue, 2015C-1, Refunding, 5%, 11/15/35 ............................. 5,000,000 5,706,100
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 12,132,283
Revenue, 2016B, Refunding, 5%, 11/15/33 ............................... 6,000,000 7,007,700
Revenue, 2016B, Refunding, 5%, 11/15/35 ............................... 4,000,000 4,624,480
Revenue, 2016B, Refunding, 5%, 11/15/37 ............................... 18,500,000 21,361,950
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 21,762,600
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 5,415,100
Revenue, 2017A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,848,786
Revenue, 2017C-1, Refunding, 5%, 11/15/30 ............................. 6,215,000 7,534,258
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 9,013,120
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 11,800,600
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,532,230
Dedicated Tax Fund, Revenue, 2016B-2, Refunding, 5%, 11/15/39 ............. 4,775,000 5,642,092
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 35,698,523
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/35 ............. 6,000,000 7,279,260
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/42 ............. 5,000,000 5,982,900
Dedicated Tax Fund, Revenue, 2017B-1, Refunding, 5%, 11/15/47 ............. 13,505,000 16,050,422
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 17,189,250
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,452,245
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,231,988
University of Rochester, Revenue, 2013A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 7,055,168
University of Rochester, Revenue, 2013B, Pre-Refunded, 5%, 7/01/43 .......... 5,000,000 5,555,250
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/30 ............. 3,275,000 3,817,602
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/32 ............. 2,000,000 2,325,280
University of Rochester, Revenue, 2015A, Refunding, 5%, 7/01/37 ............. 1,780,000 2,059,994
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 25,413,450
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 23,920,500
University of Rochester, Revenue, 2020A, 4%, 7/01/50 ...................... 36,600,000 41,356,170
Nassau County Interim Finance Authority , Revenue , 2021 A , Refunding , 5% , 11/15/35 3,500,000 4,651,815
New York City ,
Water & Sewer System, Revenue, 2013 BB, 5%, 6/15/47 .................... 15,000,000 16,196,400
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 27,733,107
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 40,516,398
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 24,803,675
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 45,690,217
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 18,282,300
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 33,432,016
Water & Sewer System, Revenue, 2019 FF-1, 4%, 6/15/49 ................... 10,000,000 11,330,200
Water & Sewer System, Revenue, 2020 AA, Refunding, 4%, 6/15/40 ........... 5,000,000 5,791,650
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 12,448,200
Water & Sewer System, Revenue, 2020 BB1, 4%, 6/15/49 ................... 20,000,000 22,805,800

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City, (continued)
Water & Sewer System, Revenue, 2020 BB1, 5%, 6/15/49 ................... $ 10,000,000 $ 12,295,200
New York City Educational Construction Fund , Revenue , 2011A , 5.75% , 4/01/41 .... 20,000,000 20,087,800
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 812,276
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 829,723
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... 675,000 876,164
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 594,306
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 637,649
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 667,165
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 415,262
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 439,361
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 1,142,460
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 1,000,401
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 1,296,275
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 2,054,322
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 1,001,176
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 49,905,000 53,506,644
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 12,295,000 12,669,997
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 5,163,250
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 10,065,800
Revenue, 2020 D 1B, Refunding, FHA Insured, 2.4%, 11/01/50 ............... 10,000,000 9,556,300
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021A, Refunding, AGMC Insured, 3%, 1/01/46 11,000,000 11,369,490
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 10,327,900
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 6,298,385
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 20,396,770
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 5,228,700
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 12,735,389
Building Aid, Revenue, 2020S1, 4%, 7/15/43 ............................. 11,800,000 13,334,354
Building Aid, Revenue, 2020S1, 4%, 7/15/44 ............................. 12,275,000 13,834,784
Building Aid, Revenue, 2020S1, 4%, 7/15/46 ............................. 5,000,000 5,676,900
Future Tax Secured, Revenue, 2011C, 5%, 11/01/39 ....................... 10,000 10,033
Future Tax Secured, Revenue, 2012E-1, 5%, 2/01/37 ....................... 10,000,000 10,416,300
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 49,186,350
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/38 ....................... 17,000,000 19,033,540
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/39 ....................... 24,135,000 26,985,102
Future Tax Secured, Revenue, 2014D-1, 5%, 2/01/40 ....................... 18,300,000 20,438,538
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,852,020
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 11,529,700
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 11,508,900
Future Tax Secured, Revenue, 2015B, 5%, 8/01/34 ........................ 5,000,000 5,720,450
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 15,881,884
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,937,995
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 5,206,568
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 21,002,275
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 8,359,369
Future Tax Secured, Revenue, 2018-A-3, 5%, 8/01/40 ...................... 3,270,000 3,965,431
Future Tax Secured, Revenue, 2018-A-3, 4%, 8/01/43 ...................... 5,645,000 6,392,059
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 6,084,800
Future Tax Secured, Revenue, 2019 C-1, 4%, 11/01/42 ..................... 7,500,000 8,442,825
Future Tax Secured, Revenue, 2020A, 4%, 5/01/44 ........................ 10,000,000 11,249,400
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,436,350
Future Tax Secured, Revenue, F-1, 5%, 2/01/36 ........................... 8,250,000 8,956,695

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Transitional Finance Authority, (continued)
New York Convention Center Development Corp. , Revenue, Senior Lien , 2016A , 5% ,
11/15/46 ........................................................ $ 5,000,000 $ 5,633,400
New York Liberty Development Corp. ,
Revenue, 2011 - 1WTC, 5.25%, 12/15/43 ................................ 50,000,000 51,727,500
7 World Trade Center II LLC, Revenue, 2012, 1, Refunding, 5%, 9/15/40 ........ 18,000,000 18,772,020
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 121,015,404
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... 27,000,000 39,529,080
New York Power Authority , Revenue , 2020 A , Refunding , 4% , 11/15/50 ........... 30,000,000 34,540,500
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 4,635,000 4,650,944
Revenue, 2009A, AGMC Insured, 5.625%, 10/01/29 ........................ 300,000 301,179
Revenue, 2009C, AGMC Insured, 5%, 10/01/31 ........................... 45,000 45,153
Revenue, 2009C, AGMC Insured, 5.125%, 10/01/36 ........................ 60,000 60,212
Revenue, 2010A, AGMC Insured, 5%, 10/01/21 ........................... 265,000 265,957
Revenue, 2010A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 396,390
Revenue, 2010A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 712,492
Revenue, 2013A, Pre-Refunded, 5%, 3/15/43 ............................. 16,675,000 18,304,148
Revenue, 2017 A, Pre-Refunded, 5%, 2/15/39 ............................ 5,000 6,228
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 2,875,000 3,151,517
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 6,121,908
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,854,877
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 15,425,493
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,000,000 4,472,720
Memorial Sloan-Kettering Cancer Center, Revenue, 2017 1, Refunding, 4%, 7/01/47 5,000,000 5,547,400
New School (The), Revenue, 2015A, Refunding, 5%, 7/01/40 ................. 5,500,000 6,275,500
New School (The), Revenue, 2015A, Refunding, 5%, 7/01/45 ................. 9,385,000 10,629,451
New York University, Revenue, 2015A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,802,100
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 6,091,400
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 8,199,492
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,621,180
New York University, Revenue, 2019A, 4%, 7/01/45 ........................ 3,415,000 3,913,351
New York University, Revenue, 2019A, 5%, 7/01/49 ........................ 50,000,000 61,486,500
Northwell Health Obligated Group, Revenue, 2009B, 5%, 5/01/39 .............. 10,000,000 10,416,600
Northwell Health Obligated Group, Revenue, 2015A, Refunding, 5%, 5/01/36 ..... 11,000,000 12,447,930
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,284,463
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,117,980
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,115,700
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 8,061,492
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 3%, 7/01/48 ........ 4,000,000 4,125,480
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/50 ........ 35,100,000 39,912,561
NYU Langone Hospitals Obligated Group, Revenue, 2020A, 4%, 7/01/53 ........ 10,420,000 11,777,413
Rochester Institute of Technology, Revenue, 2019A, 5%, 7/01/49 .............. 3,500,000 4,256,105
Rockefeller University (The), Revenue, 2019 C, Refunding, 4%, 7/01/49 ......... 9,250,000 10,584,312
Rockefeller University (The), Revenue, 2019B, 5%, 7/01/50 .................. 6,500,000 8,003,710
Rockefeller University (The), Revenue, 2020A, Refunding, 5%, 7/01/53 ......... 10,000,000 12,521,600
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,589,404
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/30 ............... 1,675,000 1,933,302
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/31 ............... 3,700,000 4,269,097
St. John's University, Revenue, 2015A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,302,480
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 239,128
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 830,727
State of New York Personal Income Tax, Revenue, 2011C, 5%, 3/15/34 ......... 10,000,000 10,034,300
State of New York Personal Income Tax, Revenue, 2012B, 5%, 3/15/37 ......... 6,915,000 7,232,191
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,764,800
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,317,204
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 10,021,700

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... $ 5,000,000 $ 5,995,850
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,989,350
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 10,697,962
State of New York Personal Income Tax, Revenue, 2017B, 5%, 2/15/40 ......... 9,415,000 11,408,061
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 12,658
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 18,986
State of New York Personal Income Tax, Revenue, 2017B, 5%, 2/15/41 ......... 12,410,000 15,020,816
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 6,329
State of New York Personal Income Tax, Revenue, 2017B, 5%, 2/15/43 ......... 4,590,000 5,539,717
State of New York Personal Income Tax, Revenue, 2017B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 6,015
State of New York Personal Income Tax, Revenue, 2017B, 4%, 2/15/46 ......... 19,995,000 22,286,227
State of New York Personal Income Tax, Revenue, 2018A, Refunding, 5%, 3/15/45 10,000,000 12,145,100
State of New York Personal Income Tax, Revenue, 2019 D, Refunding, 3%, 2/15/49 5,000,000 5,176,000
State of New York Personal Income Tax, Revenue, 2019A, Refunding, 4%, 3/15/49 10,000,000 11,110,000
State of New York Sales Tax, Revenue, 2014A, 5%, 3/15/31 .................. 15,685,000 17,752,910
State of New York Sales Tax, Revenue, 2014A, 5%, 3/15/44 .................. 37,250,000 41,611,230
State of New York Sales Tax, Revenue, 2015B, 5%, 3/15/40 .................. 12,640,000 14,803,715
State of New York Sales Tax, Revenue, 2015B, 5%, 3/15/41 .................. 10,520,000 12,305,560
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 12,040,700
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 29,524,690
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 37,932,250
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 11,895,800
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 11,864,900
State of New York Sales Tax, Revenue, 2017 A, 4%, 3/15/46 ................. 16,515,000 18,360,882
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,957,077
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 18,913,300
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 19,715,000 23,870,133
State of New York Sales Tax, Revenue, 2018A, 5%, 3/15/42 .................. 6,235,000 7,496,590
State of New York Sales Tax, Revenue, 2018A, 4%, 3/15/46 .................. 25,000,000 27,947,000
State of New York Sales Tax, Revenue, 2018A, 4%, 3/15/48 .................. 10,000,000 11,164,200
State University Construction Fund, Revenue, 2005 A, AGMC, FGIC Insured, 5.5%,
5/15/22 ........................................................ 5,000,000 5,320,700
State University Construction Fund, Revenue, 2012A, 5%, 5/15/28 ............. 4,000,000 4,224,720
State University Construction Fund, Revenue, 2012A, 5%, 5/15/29 ............. 3,000,000 3,168,540
State University Construction Fund, Revenue, 2012A, 5%, 5/15/30 ............. 1,000,000 1,056,180
State University of New York, Revenue, 2013A, Pre-Refunded, 5%, 7/01/38 ...... 5,000,000 5,555,250
State University of New York, Revenue, 2013A, Pre-Refunded, 5%, 7/01/43 ...... 4,150,000 4,610,857
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/35 ........ 2,000,000 2,402,600
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/36 ........ 1,500,000 1,795,950
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/37 ........ 2,000,000 2,387,040
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/38 ........ 1,000,000 1,190,220
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/42 ........ 3,750,000 4,422,675
State University of New York, Revenue, 2017 A, Refunding, 5%, 7/01/46 ........ 4,000,000 4,689,720
State University of New York, Revenue, 2018 A, 5%, 7/01/43 ................. 4,300,000 5,138,930
State University of New York, Revenue, 2018 A, 5%, 7/01/48 ................. 13,925,000 16,552,369
State University of New York, Revenue, 2019A, 3%, 7/01/42 .................. 4,165,000 4,371,376
State University of New York, Revenue, 2019A, 4%, 7/01/43 .................. 1,200,000 1,359,396
State University of New York, Revenue, 2019A, 4%, 7/01/49 .................. 4,250,000 4,773,217
Trustees of Columbia University in the City of New York (The), Revenue, 2016A-2,
5%, 10/01/46 ................................................... 10,000,000 14,672,200
Trustees of Columbia University in the City of New York (The), Revenue, 2020A, 5%,
10/01/50 ....................................................... 5,000,000 7,539,700

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013A, 5%, 6/15/31 .......... $ 5,000,000 $ 5,516,050
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 34,372,604
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 10,169,789
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 14,967,819
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 9,207,600
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 6,246,000
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ...... 3,000,000 2,897,730
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/45 ........................................ 12,000,000 13,508,640
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 4,311,594
Revenue, 2019 B, 4%, 1/01/50 ........................................ 40,000,000 44,860,000
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 3,200,444
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,679,980
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 11,437,100
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 29,074,500
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/27 ................. 27,000,000 28,344,600
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/28 ................. 11,600,000 12,175,128
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/29 ................. 10,000,000 10,493,600
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/30 ................. 9,000,000 9,442,170
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/31 ................. 10,250,000 10,751,327
Highway & Bridge Trust Fund, Revenue, 2012 A, 5%, 4/01/32 ................. 11,100,000 11,640,459
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 18,052,800
State of New York Personal Income Tax, Revenue, 2017C, Refunding, 5%, 3/15/42 8,400,000 10,152,576
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 12,188,500
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 3,000,000 3,492,270
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 12,000,000 13,752,000
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 246,900
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 430,951
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 338,349
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 449,960
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 400,000 444,956
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/41 ... 350,000 387,832
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 300,000 331,743
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 5%, 12/01/38 ... 2,000,000 2,462,600
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 4%, 12/01/39 ... 3,890,000 4,340,306
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 4%, 12/01/40 ... 1,800,000 2,007,198
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 4%, 12/01/41 ... 1,800,000 2,005,992
JFK International Air Terminal LLC, Revenue, 2020C, Refunding, 4%, 12/01/42 ... 1,800,000 2,001,852
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/40 ................ 5,775,000 7,236,883
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 11,650,000 14,421,652
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ 12,000,000 13,696,680
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/49 ................ 5,000,000 5,695,700
Oswego County Industrial Development Agency , Oswego City School District ,
Revenue , 2006 , XLCA Insured , 5% , 12/15/30 ............................. 1,805,000 1,828,447
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 11,684,200
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 11,800,200
Revenue, 2014, 4%, 9/01/43 ......................................... 1,470,000 1,650,046
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 13,390,885
Revenue, 218, 4%, 11/01/47 ......................................... 8,000,000 8,940,960
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 14,175,578
Revenue, 223, Refunding, 5%, 7/15/56 ................................. 4,500,000 5,564,835
Revenue, 224, Refunding, 4%, 7/15/61 ................................. 13,970,000 15,890,735

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
Quarterly Statement of Investments See Notes to Statement of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Port Authority of New York & New Jersey, (continued)
Revenue, TWO HUNDRED AND SEVENTEEN, 4%, 11/01/41 ................ $ 10,000,000 $ 11,519,100
Revenue, TWO HUNDRED AND SEVENTEEN, 5%, 11/01/44 ................ 5,000,000 6,168,300
Revenue, TWO HUNDRED ELEVENTH, Refunding, 5%, 9/01/48 .............. 25,000,000 30,157,000
Revenue, TWO HUNDRED FIFTH, Refunding, 5%, 11/15/47 ................. 26,340,000 31,505,537
Revenue, TWO HUNDRED FOURTEEN, 4%, 9/01/38 ...................... 7,110,000 8,089,331
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,558,498
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 3,032,328
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 7,595,436
Suffolk County Water Authority ,
Revenue, 2018 A, 4%, 6/01/41 ........................................ 25,000,000 28,603,500
Revenue, 2020 B, 3%, 6/01/45 ........................................ 10,000,000 10,604,600
Triborough Bridge & Tunnel Authority ,
Revenue, Pre-Refunded, 5.2%, 1/01/27 ................................. 20,110,000 20,959,446
Revenue, 1999-B, Pre-Refunded, 5.5%, 1/01/30 ........................... 27,645,000 28,881,561
Revenue, 2013C, 5%, 11/15/38 ....................................... 5,000,000 5,472,950
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,822,350
Revenue, 2017A, Refunding, 5%, 11/15/38 ............................... 3,000,000 3,603,660
Revenue, 2017A, Refunding, 5%, 11/15/42 ............................... 5,750,000 6,861,245
Revenue, 2017A, Refunding, 5%, 11/15/47 ............................... 13,000,000 15,420,210
Revenue, 2017B, Refunding, 5%, 11/15/36 ............................... 21,080,000 25,422,691
Revenue, 2017B, Refunding, 5%, 11/15/37 ............................... 18,190,000 21,897,668
Revenue, 2017B, Refunding, 5%, 11/15/38 ............................... 8,055,000 9,675,827
Revenue, 2019 C, 3%, 11/15/46 ....................................... 10,000,000 10,408,500
Revenue, 2019A, 5%, 11/15/49 ....................................... 9,000,000 10,980,810
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 12,544,800
Revenue, 2020 A, 5%, 11/15/54 ....................................... 3,115,000 3,884,156
Troy Capital Resource Corp. ,
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,637,105
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/36 ...... 2,000,000 2,495,560
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 5%, 9/01/39 ...... 2,500,000 3,090,425
Rensselaer Polytechnic Institute, Revenue, 2020A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,699,770
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,183,730
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,471,613
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 23,921,800
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 11,875,225
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 40,749,336
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,934,328
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 12,276,600
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 10,411,820
Western Nassau County Water Authority ,
Revenue, 2015A, 5%, 4/01/40 ........................................ 1,400,000 1,592,444
Revenue, 2015A, 5%, 4/01/45 ........................................ 2,250,000 2,543,085
3,668,964,434

Franklin New York Tax-Free Income Fund
Statement of Investments (unaudited)
See Notes to Statement of Investments. Quarterly Statement of Investments

See Abbreviations on page 11 .
c
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories 0.1%
Puerto Rico 0.1%
Puerto Rico Electric Power Authority, Revenue, VV, Refunding, NATL Insured, 5.25%,
7/01/32 ......................................................... $ 1,050,000 $ 1,179,475
Total Municipal Bonds (Cost $3,403,131,946) ...................................
3,670,143,909
a a a a
Short Term Investments 0.0%
Municipal Bonds 0.0%
†
New York 0.0%
†
b
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.01% , 1/01/34 400,000 400,000
Total Municipal Bonds (Cost $400,000) .........................................
400,000
Total Short Term Investments (Cost $400,000 ) ..................................
400,000
a
Total Investments (Cost $3,403,531,946) 99.3% ..................................
$3,670,543,909
Other Assets, less Liabilities 0.7% .............................................
26,936,222
Net Assets 100.0% ...........................................................
$3,697,480,131
†
Rounds to less than 0.1% of net assets.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2021, the aggregate value of these securities was $2,684,233, representing 0.1% of net assets.
b
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

Franklin New York Tax-Free Income Fund
Notes to Statement of Investments (unaudited)

5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2021, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs. For detailed categories, see the accompanying Statement of Investments.
6. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
FHA Federal Housing Administration
FNMA Federal National Mortgage Association
GO General Obligation
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
XLCA XL Capital Assurance, Inc.
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.